COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended
	Aug. 31, 2017	May 31, 2017
Common stock, shares issued	135,800,000	5,000,000
Conv Note #3
Date of Debt Instrument	Jun. 28, 2017
Due Date	Jun. 28, 2019
Convertible Notes Payable	$ 400,000
Interest rate	10.00%
Debt instrument, convertible, conversion price	$ 0.50
Minimum
Monthly Consultant Fees	$ 5,400
Maximum
Monthly Consultant Fees	13,500
Apica Investments Ltd
PPM, minimum raise	1,000,000
PPM, maximum raise	$ 5,000,000
Date of Agreement	Jun. 28, 2017
Stock to be Issued	15,000,000
Warrants to be Issued	10,000,000
Warrants, exercise price	$ 0.25
Warrant, term	5 years
Contract Expiration Description	This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000.
Additional Share Grant, Description	the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company
Apica Investments Ltd | Minimum
Monthly Consultant Fees	$ 1,800
Apica Investments Ltd | Maximum
Monthly Consultant Fees	$ 4,500
Brighton Capital Ltd
Date of Agreement	Jun. 28, 2017
Stock to be Issued	6,000,000
Warrants to be Issued	10,000,000
Warrants, exercise price	$ 0.25
Warrant, term	5 years
Cash Paid	$ 50,000
Contract Expiration Description	This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000.
Additional Share Grant, Description	the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company
Brighton Capital Ltd | Minimum
Monthly Consultant Fees	$ 1,800
Brighton Capital Ltd | Maximum
Monthly Consultant Fees	4,500
Rafferty Finance S.A.
PPM, minimum raise	1,000,000
PPM, maximum raise	$ 5,000,000
Date of Agreement	Jun. 28, 2017
Date of Issuance	Jul. 19, 2017
Stock to be Issued	5,000,000
Warrants to be Issued	10,000,000
Warrants, exercise price	$ 0.25
Warrant, term	5 years
Cash Paid	$ 50,000
Contract Expiration Description	This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000.
Common stock, shares issued	5,000,000
Additional Share Grant, Description	the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company
Imagic, LLC
Date of Agreement	Jul. 08, 2017
Warrants to be Issued	10,000,000
Warrants, exercise price	$ 0.25
Common stock, shares issued	12,000,000
Additional Share Grant, Description	the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company
Employment Agmt
Date of Agreement	Jul. 08, 2017
Common stock, shares issued	8,000,000
Asset Assignment Agreement | Richard L. Chang Holdings LLC
PPM, minimum raise	$ 1,000,000
Financing Due Date	Jun. 28, 2018
Proceeds from PPM, current	$ 0
PPM, maximum raise	$ 5,000,000
Date of Agreement	Jun. 28, 2017
Common stock, shares issued	60,000,000